Document and Entity Information	6 Months Ended
Jul. 31, 2017
Document And Entity Information
Entity Registrant Name	LIBERTY STAR URANIUM & METALS CORP.
Entity Central Index Key	0001172178
Document Type	POS AM
Document Period End Date	Jul. 31, 2017
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This Post-Effective Amendment No. 2 relates to the Registration Statement on Form S-1 (File No. 333-209076), originally filed by the registrant with the Securities and Exchange Commission (the “SEC”) on January 21, 2016 (the “Registration Statement”), registering 350,000,000 shares of the registrant’s common stock for resale, from time to time, by the selling stockholders named in the Registration Statement and Post-Effective Amendment No. 1 to the Registration Statement filed with the SEC on January 3, 2017 (“Post-Effective Amendment No. 1), registering 246,688,172 shares of the registrant’s common stock for resale, from time to time, by the selling stockholders named in Post-Effective Amendment No. 1. The Registration Statement was declared effective by the SEC on March 15, 2016 and Post-Effective Amendment No. 1 was declared effective by the SEC on January 19, 2017. As of the date hereof, 202,707,796 shares (representing $567,582 of the original proposed maximum aggregate offering price of $980,000) were sold under the Registration Statement. The registrant is filing this Post-Effective Amendment No. 1 in order to: ? Update the “Selling Stockholders” table to reflect sales effected since Post-Effective Amendment No. 1 was declared effective, and ? Provide updated business and financial information for the six months ended July 31, 2016 and the fiscal year ended January 31, 2017.
Entity Filer Category	Smaller Reporting Company
Trading Symbol	LBSR